Finance Costs (Tables)	12 Months Ended
Jun. 30, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Consolidated
	30 June 2024	30 June 2023
	$	$

Total interest expense on Shareholder loans (refer to note 23)	460,112	393,881
Total interest on Convertible notes (refer to note 23)	124,904	9,226
Interest and finance charges paid/payable on lease liabilities	104	414
Finance charges paid – others	15,100	548
	600,220	404,069